Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Corporate Bonds (49.7%)	Shares/ Par +	Value $ (000’s)
Basic Materials (2.9%)
Anglo American Capital PLC
3.750%, 4/10/22 144A	315,000	316
4.125%, 9/27/22 144A	295,000	299
ArcelorMittal
5.250%, 8/5/20 b	1,455,000	1,495
Celulosa Arauco y Constitucion SA
7.250%, 7/29/19	400,000	405
CNAC HK Finbridge Co., Ltd.
3.000%, 7/19/20 §	390,000	388
4.125%, 3/14/21 144A §	360,000	365
DowDuPont, Inc.
3.766%, 11/15/20	520,000	529
International Flavors & Fragrances, Inc.
3.400%, 9/25/20	195,000	196
INVISTA Finance LLC
4.250%, 10/15/19 144A	515,000	517
LyondellBasell Industries NV
6.000%, 11/15/21	280,000	300
Sherwin-Williams Co.
2.250%, 5/15/20 b	1,550,000	1,541
Solvay Finance America LLC
3.400%, 12/3/20 144A b	1,120,000	1,126
Southern Copper Corp.
5.375%, 4/16/20	245,000	251
Syngenta Finance NV
3.698%, 4/24/20 144A	435,000	437
3.933%, 4/23/21 144A	265,000	266
Vale Overseas, Ltd.
4.375%, 1/11/22	730,000	744

Total		9,175

Communications (4.0%)
Alibaba Group Holding, Ltd.
2.500%, 11/28/19	870,000	869
America Movil SAB de CV
5.000%, 10/16/19	100,000	101
5.000%, 3/30/20	720,000	734
Axiata SPV2 Bhd
3.466%, 11/19/20 §	400,000	402
Baidu, Inc.
2.750%, 6/9/19 b	1,140,000	1,140
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.579%, 7/23/20	630,000	635
Comcast Corp.
3.700%, 4/15/24	810,000	837
Crown Castle Towers LLC
3.720%, 7/15/43 144A	300,000	304
Discovery Communications LLC
2.200%, 9/20/19	265,000	264
eBay, Inc.
2.150%, 6/5/20	375,000	372
Fox Corp.
3.666%, 1/25/22 144A	120,000	122
4.030%, 1/25/24 144A	145,000	150

Corporate Bonds (49.7%)	Shares/ Par +	Value $ (000’s)
Communications continued
The Interpublic Group of Companies, Inc.
3.500%, 10/1/20	140,000	141
JD.com, Inc.
3.125%, 4/29/21	720,000	712
NBCUniversal Media LLC
5.150%, 4/30/20	716,000	734
Neptune Finco Corp.
10.875%, 10/15/25 144A	337,000	389
Omnicom Group, Inc.
4.450%, 8/15/20	400,000	409
6.250%, 7/15/19	615,000	621
The Priceline Group, Inc.
2.750%, 3/15/23	150,000	149
RELX Capital, Inc.
3.500%, 3/16/23	270,000	274
Telefonica Emisiones SAU
5.134%, 4/27/20	260,000	266
Telefonos de Mexico SAB de CV
5.500%, 11/15/19	480,000	487
Tencent Holdings, Ltd.
2.875%, 2/11/20 144A	585,000	585
3.375%, 5/2/19 144A	520,000	520
Time Warner Cable LLC
8.250%, 4/1/19	970,000	970
Vodafone Group PLC
3.750%, 1/16/24	325,000	328
Warner Media LLC
2.100%, 6/1/19	250,000	250

Total		12,765

Consumer, Cyclical (4.4%)
American Airlines Pass Through Trust, Series 2017-2, Class B
3.700%, 4/15/27	365,537	357
AutoZone, Inc.
1.625%, 4/21/19	65,000	65
BMW US Capital LLC
3.188%, (ICE LIBOR USD 3 Month plus 0.500%), 8/13/21 144A	390,000	389
3.207%, (ICE LIBOR USD 3 Month plus 0.410%), 4/12/21 144A	525,000	525
D.R. Horton, Inc.
2.550%, 12/1/20	240,000	238
Daimler Finance North America LLC
1.750%, 10/30/19 144A	480,000	477
2.300%, 2/12/21 144A	705,000	696
3.100%, 5/4/20 144A	290,000	291
Delta Air Lines, Inc.
2.875%, 3/13/20	295,000	294
3.800%, 4/19/23	620,000	627
Dollar Tree, Inc.
3.473%, (ICE LIBOR USD 3 Month plus 0.700%), 4/17/20	585,000	585
Ford Motor Credit Co. LLC
2.021%, 5/3/19	455,000	455
2.343%, 11/2/20	200,000	196

Short-Term Bond Portfolio

Corporate Bonds (49.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
2.459%, 3/27/20	245,000	243
2.681%, 1/9/20	820,000	816
3.157%, 8/4/20	490,000	487
3.470%, 4/5/21	200,000	198
General Motors Financial Co., Inc.
3.200%, 7/13/20	740,000	742
3.647%, (ICE LIBOR USD 3 Month plus 0.850%), 4/9/21	350,000	347
Harley-Davidson Financial Services, Inc.
2.150%, 2/26/20 144A	225,000	223
3.141%, (ICE LIBOR USD 3 Month plus 0.500%), 5/21/20 144A	375,000	375
3.555%, (ICE LIBOR USD 3 Month plus 0.940%), 3/2/21 144A	470,000	470
4.050%, 2/4/22 144A	440,000	445
Hyundai Capital America
2.000%, 7/1/19 144A	400,000	399
McDonald’s Corp.
3.350%, 4/1/23	305,000	311
Nissan Motor Acceptance Corp.
1.550%, 9/13/19 144A	340,000	338
3.650%, 9/21/21 144A	405,000	407
PACCAR Financial Corp.
3.100%, 5/10/21	585,000	590
QVC, Inc.
3.125%, 4/1/19	910,000	910
Royal Caribbean Cruises, Ltd.
2.650%, 11/28/20	125,000	125
Southwest Airlines Co.
2.750%, 11/6/19	280,000	280
Starbucks Corp.
2.700%, 6/15/22	205,000	206
Toyota Industries Corp.
3.110%, 3/12/22 144A	435,000	439
Volkswagen Group of America Finance LLC
3.875%, 11/13/20 144A	465,000	471

Total		14,017

Consumer, Non-cyclical (8.2%)
Abbott Laboratories
2.900%, 11/30/21	480,000	482
AbbVie, Inc.
2.300%, 5/14/21	375,000	370
2.900%, 11/6/22	365,000	364
3.200%, 11/6/22	85,000	86
Altria Group, Inc.
3.490%, 2/14/22	240,000	244
3.800%, 2/14/24	620,000	631
Anthem, Inc.
2.250%, 8/15/19	500,000	499
2.500%, 11/21/20	105,000	105
BAT Capital Corp.
2.297%, 8/14/20 b	1,210,000	1,198
2.764%, 8/15/22	535,000	526
Baxalta, Inc.
3.600%, 6/23/22	125,000	126
Bayer US Finance II LLC
3.452%, (ICE LIBOR USD 3 Month plus 0.630%), 6/25/21 144A	580,000	575
3.500%, 6/25/21 144A	310,000	311

Corporate Bonds (49.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Bayer US Finance LLC
2.375%, 10/8/19 144A	440,000	439
Biogen, Inc.
2.900%, 9/15/20	230,000	230
Bunge, Ltd. Finance Corp.
3.000%, 9/25/22	195,000	194
3.500%, 11/24/20	625,000	628
Campbell Soup Co.
3.115%, (ICE LIBOR USD 3 Month plus 0.500%), 3/16/20	475,000	474
3.241%, (ICE LIBOR USD 3 Month plus 0.630%), 3/15/21	475,000	472
Celgene Corp.
2.250%, 5/15/19	340,000	340
2.750%, 2/15/23	300,000	297
2.875%, 8/15/20	567,000	567
2.875%, 2/19/21	548,000	547
3.250%, 2/20/23	95,000	96
3.625%, 5/15/24	80,000	81
Conagra Brands, Inc.
3.511%, (ICE LIBOR USD 3 Month plus 0.750%), 10/22/20	215,000	215
CVS Health Corp.
3.125%, 3/9/20	390,000	391
3.231%, (ICE LIBOR USD 3 Month plus 0.630%), 3/9/20	295,000	296
3.321%, (ICE LIBOR USD 3 Month plus 0.720%), 3/9/21	320,000	321
3.350%, 3/9/21	635,000	640
Danone SA
1.691%, 10/30/19 144A b	1,070,000	1,063
Elanco Animal Health, Inc.
3.912%, 8/27/21 144A	250,000	254
EMD Finance LLC
2.400%, 3/19/20 144A	460,000	458
Equifax, Inc. 2.300%, 6/1/21	465,000	456
3.554%, (ICE LIBOR USD 3 Month plus 0.870%), 8/15/21	285,000	283
3.600%, 8/15/21	275,000	278
ERAC USA Finance LLC
2.350%, 10/15/19 144A	110,000	110
Express Scripts Holding Co.
2.250%, 6/15/19	70,000	70
3.376%, (ICE LIBOR USD 3 Month plus 0.750%), 11/30/20	750,000	750
General Mills, Inc.
3.319%, (ICE LIBOR USD 3 Month plus 0.540%), 4/16/21	910,000	908
Halfmoon Parent, Inc.
3.265%, (ICE LIBOR USD 3 Month plus 0.650%), 9/17/21 144A	315,000	315
3.400%, 9/17/21 144A	175,000	177
HCA, Inc.
6.500%, 2/15/20	725,000	746
Humana, Inc.
2.625%, 10/1/19	190,000	190
2.900%, 12/15/22	40,000	40
3.150%, 12/1/22	150,000	151
3.850%, 10/1/24	30,000	31

Short-Term Bond Portfolio

Corporate Bonds (49.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Imperial Brands Finance PLC
2.950%, 7/21/20 144A	945,000	942
Johnson & Johnson
1.950%, 11/10/20	225,000	223
The Kroger Co.
1.500%, 9/30/19	272,000	270
Maple Escrow Subsidiary, Inc.
3.551%, 5/25/21 144A	770,000	778
McKesson Corp.
3.650%, 11/30/20	650,000	658
Medco Health Solutions, Inc.
4.125%, 9/15/20	325,000	331
Molson Coors Brewing Co. - Class B
2.250%, 3/15/20	430,000	427
Reynolds American, Inc.
3.250%, 6/12/20	145,000	145
8.125%, 6/23/19	160,000	162
Shire Acquisitions Investments Ireland DAC
1.900%, 9/23/19 b	2,120,000	2,111
2.875%, 9/23/23	55,000	54
Takeda Pharmaceutical Co., Ltd.
3.800%, 11/26/20 144A	385,000	391
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 7/19/19 b	1,055,000	1,050
Tyson Foods, Inc.
2.250%, 8/23/21	280,000	276

Total		25,843

Energy (3.3%)
Cenovus Energy, Inc.
5.700%, 10/15/19	601,923	611
China Shenhua Overseas Capital Co., Ltd.
3.125%, 1/20/20 144A §	785,000	783
Columbia Pipeline Group, Inc.
3.300%, 6/1/20	535,000	537
DCP Midstream Operating LP
2.700%, 4/1/19	430,000	430
Enable Midstream Partners LP
2.400%, 5/15/19	295,000	295
Encana Corp.
6.500%, 5/15/19	370,000	371
Eni SpA
4.000%, 9/12/23 144A	200,000	205
EnLink Midstream Partners LP
2.700%, 4/1/19	285,000	285
Enterprise Products Operating LLC
2.800%, 2/15/21	480,000	480
3.500%, 2/1/22	500,000	510
Exxon Mobil Corp.
2.978%, (ICE LIBOR USD 3 Month plus 0.370%), 3/6/22 b	1,110,000	1,119
Marathon Oil Corp.
2.700%, 6/1/20	240,000	239
Petroleos Mexicanos
5.500%, 1/21/21	75,000	76
6.375%, 2/4/21	415,000	430
8.000%, 5/3/19	720,000	722
Phillips 66
3.246%, (ICE LIBOR USD 3 Month plus 0.600%), 2/26/21	335,000	335

Corporate Bonds (49.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
Plains All American Pipeline LP / PAA Finance Corp.
2.600%, 12/15/19	170,000	169
5.000%, 2/1/21	220,000	226
5.750%, 1/15/20	205,000	209
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	470,000	488
Schlumberger Holdings Corp.
3.750%, 5/1/24 144A	295,000	302
Valero Energy Corp.
6.125%, 2/1/20	290,000	298
Williams Partners LP
3.350%, 8/15/22	95,000	96
5.250%, 3/15/20 b	1,230,000	1,256

Total		10,472

Financial (17.1%)
ABN AMRO Bank NV
3.209%, (ICE LIBOR USD 3 Month plus 0.570%), 8/27/21 144A	760,000	761
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.750%, 5/15/19	250,000	250
3.950%, 2/1/22	475,000	481
4.450%, 12/16/21	230,000	236
4.625%, 10/30/20	300,000	307
AIA Group, Ltd.
3.153%, (ICE LIBOR USD 3 Month plus 0.520%), 9/20/21 144A	765,000	764
AIG Global Funding
3.350%, 6/25/21 144A	365,000	367
Air Lease Corp.
2.125%, 1/15/20	570,000	567
2.500%, 3/1/21	135,000	134
3.500%, 1/15/22	265,000	267
American Campus Communities Operating Partnership LP
3.350%, 10/1/20	519,000	521
American Express Co.
3.000%, 2/22/21	520,000	523
American Express Credit Corp.
2.200%, 3/3/20	700,000	697
2.375%, 5/26/20	110,000	110
American International Group, Inc.
2.300%, 7/16/19	350,000	349
6.400%, 12/15/20	175,000	185
ANZ New Zealand International, Ltd.
2.200%, 7/17/20 144A	380,000	377
2.750%, 1/22/21 144A	590,000	589
Aon Corp.
5.000%, 9/30/20	60,000	62
Aon PLC
2.800%, 3/15/21	570,000	569
Banco de Credito del Peru
2.250%, 10/25/19 144A	200,000	199
Banco Santander Chile
2.500%, 12/15/20 144A	860,000	851
Banco Santander SA
3.917%, (ICE LIBOR USD 3 Month plus 1.120%), 4/12/23	400,000	395

Short-Term Bond Portfolio

Corporate Bonds (49.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
Bank of America Corp.
2.503%, 10/21/22	280,000	277
2.625%, 4/19/21	315,000	314
3.152%, (ICE LIBOR USD 3 Month plus 0.380%), 1/23/22	395,000	394
3.472%, (ICE LIBOR USD 3 Month plus 0.650%), 6/25/22	410,000	410
3.921%, (ICE LIBOR USD 3 Month plus 1.160%), 1/20/23	665,000	673
Bank of Montreal
3.257%, (ICE LIBOR USD 3 Month plus 0.460%), 4/13/21	430,000	431
Banque Federative du Credit Mutuel SA
2.000%, 4/12/19 144A	795,000	795
Barclays Bank PLC
2.650%, 1/11/21	445,000	442
Barclays PLC
2.750%, 11/8/19	920,000	918
4.408%, (ICE LIBOR USD 3 Month plus 1.625%), 1/10/23	290,000	290
BB&T Corp.
2.150%, 2/1/21	550,000	545
BPCE SA
2.500%, 7/15/19	295,000	295
3.883%, (ICE LIBOR USD 3 Month plus 1.220%), 5/22/22 144A	280,000	281
Brixmor Operating Partnership LP
3.875%, 8/15/22	80,000	81
Capital One Bank USA NA
8.800%, 7/15/19	250,000	254
Capital One Financial Corp.
2.400%, 10/30/20	300,000	298
2.500%, 5/12/20	170,000	169
3.900%, 1/29/24	240,000	245
Capital One NA
2.350%, 1/31/20	955,000	950
The Charles Schwab Corp.
2.961%, (ICE LIBOR USD 3 Month plus 0.320%), 5/21/21	470,000	470
Chicago Board Options Exchange, Inc.
1.950%, 6/28/19	285,000	284
China Overseas Finance Cayman VI, Ltd.
4.250%, 5/8/19 144A §	750,000	751
Citibank NA
2.125%, 10/20/20	405,000	402
Citigroup, Inc.
2.050%, 6/7/19	235,000	235
2.700%, 3/30/21	35,000	35
2.900%, 12/8/21	675,000	675
3.573%, (ICE LIBOR USD 3 Month plus 0.790%), 1/10/20	680,000	683
Citizens Bank NA
2.250%, 3/2/20	565,000	562
2.250%, 10/30/20	250,000	248
2.550%, 5/13/21	250,000	248
3.250%, 2/14/22	290,000	293
Citizens Financial Group, Inc.
2.375%, 7/28/21	35,000	35
CNO Financial Group, Inc.
4.500%, 5/30/20	140,000	141

Corporate Bonds (49.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
Cooperatieve Rabobank UA
3.950%, 11/9/22	645,000	657
Credit Agricole SA
3.799%, (ICE LIBOR USD 3 Month plus 1.020%), 4/24/23 144A	315,000	312
The Credit Mutuel-CM11 Group
2.200%, 7/20/20 144A	435,000	432
Credit Suisse AG
5.400%, 1/14/20	150,000	153
Credit Suisse Group Funding Guernsey, Ltd.
2.750%, 3/26/20	500,000	499
Crown Castle International Corp.
2.250%, 9/1/21	195,000	192
3.400%, 2/15/21	385,000	388
Danske Bank A/S
2.200%, 3/2/20 144A	820,000	811
Deutsche Bank AG
4.028%, (ICE LIBOR USD 3 Month plus 1.290%), 2/4/21	405,000	402
Discover Bank
3.100%, 6/4/20 b	1,025,000	1,027
7.000%, 4/15/20 b	1,000,000	1,040
First Niagara Financial Group, Inc.
7.250%, 12/15/21	245,000	271
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20 b	1,545,000	1,526
GLP Capital LP / GLP Financing II, Inc.
4.875%, 11/1/20	465,000	474
The Goldman Sachs Group, Inc.
2.300%, 12/13/19	370,000	369
2.750%, 9/15/20	95,000	95
3.524%, (ICE LIBOR USD 3 Month plus 0.780%), 10/31/22	330,000	329
3.875%, (ICE LIBOR USD 3 Month plus 1.110%), 4/26/22	520,000	523
5.375%, 3/15/20	195,000	200
5.750%, 1/24/22	370,000	397
6.000%, 6/15/20	60,000	62
HCP, Inc.
2.625%, 2/1/20	60,000	60
Highwoods Realty LP
3.625%, 1/15/23	240,000	241
HSBC Holdings PLC
3.247%, (ICE LIBOR USD 3 Month plus 0.650%), 9/11/21	320,000	320
3.283%, (ICE LIBOR USD 3 Month plus 0.600%), 5/18/21	545,000	545
HSBC USA, Inc.
2.350%, 3/5/20	465,000	464
ING Groep NV
3.953%, (ICE LIBOR USD 3 Month plus 1.150%), 3/29/22	335,000	336
International Lease Finance Corp.
6.250%, 5/15/19	385,000	386
JPMorgan Chase & Co.
3.151%, (ICE LIBOR USD 3 Month plus 0.550%), 3/9/21	675,000	676
4.250%, 10/15/20	200,000	205
4.400%, 7/22/20	105,000	107
4.950%, 3/25/20	150,000	153

Short-Term Bond Portfolio

Corporate Bonds (49.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
JPMorgan Chase Bank NA
2.604%, (ICE LIBOR USD 3 Month plus 0.280%), 2/1/21	250,000	249
Lincoln National Corp.
4.000%, 9/1/23	130,000	136
Marsh & McLennan Cos., Inc.
3.500%, 12/29/20	370,000	375
3.875%, 3/15/24	345,000	358
Mitsubishi UFJ Financial Group, Inc.
3.218%, 3/7/22	535,000	539
3.415%, (ICE LIBOR USD 3 Month plus 0.650%), 7/26/21	193,000	193
3.583%, (ICE LIBOR USD 3 Month plus 0.920%), 2/22/22	390,000	393
3.625%, (ICE LIBOR USD 3 Month plus 0.860%), 7/26/23	320,000	321
Morgan Stanley
3.247%, (ICE LIBOR USD 3 Month plus 0.550%), 2/10/21	595,000	596
5.500%, 1/26/20	240,000	245
5.500%, 7/24/20	235,000	243
7.300%, 5/13/19	250,000	251
New York Life Global Funding
3.054%, (ICE LIBOR USD 3 Month plus 0.320%), 8/6/21 144A	585,000	586
PNC Bank NA
2.450%, 11/5/20	425,000	423
Principal Life Global Funding II
1.500%, 4/18/19 144A	240,000	240
2.200%, 4/8/20 144A	445,000	442
Regions Bank
3.177%, (ICE LIBOR USD 3 Month plus 0.380%), 4/1/21	650,000	646
3.188%, (ICE LIBOR USD 3 Month plus 0.500%), 8/13/21	250,000	249
Reinsurance Group of America, Inc.
5.000%, 6/1/21	60,000	62
6.450%, 11/15/19	540,000	551
Royal Bank of Scotland Group PLC
6.400%, 10/21/19	140,000	142
Santander UK Group Holdings PLC
2.875%, 10/16/20	145,000	145
Santander UK PLC
2.125%, 11/3/20	430,000	425
Standard Chartered PLC
2.100%, 8/19/19 144A	200,000	199
2.400%, 9/8/19 144A	200,000	199
3.911%, (ICE LIBOR USD 3 Month plus 1.150%), 1/20/23 144A	435,000	432
Sumitomo Mitsui Banking Corp.
2.514%, 1/17/20	730,000	729
Sumitomo Mitsui Trust Holdings
1.950%, 9/19/19 144A	290,000	289
SunTrust Bank
2.590%, (ICE LIBOR USD 3 Month plus 0.298%), 1/29/21	720,000	718
Svenska Handelsbanken AB
3.350%, 5/24/21	525,000	531
Synchrony Financial
2.700%, 2/3/20 b	1,540,000	1,538

Corporate Bonds (49.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
The Toronto-Dominion Bank
3.011%, (ICE LIBOR USD 3 Month plus 0.240%), 1/25/21	755,000	756
Trininty Acquisition PLC
3.500%, 9/15/21	315,000	318
U.S. Bank NA
3.085%, (ICE LIBOR USD 3 Month plus 0.320%), 4/26/21	720,000	720
UBS Group Funding AG
3.871%, (ICE LIBOR USD 3 Month plus 1.220%), 5/23/23 144A	415,000	418
UBS Group Funding Jersey, Ltd.
2.950%, 9/24/20 144A	255,000	255
3.000%, 4/15/21 144A	385,000	385
UNUM Group
3.000%, 5/15/21	620,000	620
Ventas Realty LP
3.100%, 1/15/23	82,000	82
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.700%, 9/17/19 144A	405,000	405
3.250%, 10/5/20 144A	240,000	241
Wells Fargo & Co.
2.550%, 12/7/20	45,000	45
Wells Fargo Bank NA
3.325%, (ICE LIBOR USD 3 Month plus 0.490%), 7/23/21	920,000	926

Total		53,953

Industrial (4.9%)
Avnet, Inc.
3.750%, 12/1/21	250,000	252
Bohai Capital Holding Co., Ltd.
3.625%, 3/15/21 144A	690,000	685
Boral Finance, Ltd.
3.000%, 11/1/22 144A	65,000	64
Caterpillar Financial Services Corp.
2.887%, (ICE LIBOR USD 3 Month plus 0.280%), 9/7/21	285,000	285
2.950%, 2/26/22	495,000	500
CNH Industrial Capital LLC
3.875%, 10/15/21	460,000	465
4.375%, 11/6/20	895,000	911
DAE Funding LLC
4.000%, 8/1/20 144A	360,000	361
5.250%, 11/15/21 144A	305,000	311
Eastern Creation II Investment Holdings, Ltd.
2.750%, 9/26/20 144A §	645,000	639
GATX Corp.
2.500%, 7/30/19	315,000	314
2.600%, 3/30/20	690,000	688
General Dynamics Corp.
2.987%, (ICE LIBOR USD 3 Month plus 0.290%), 5/11/20	155,000	155
3.077%, (ICE LIBOR USD 3 Month plus 0.380%), 5/11/21	255,000	256
Harris Corp.
2.700%, 4/27/20	510,000	508
Kansas City Southern
2.350%, 5/15/20	915,000	909

Short-Term Bond Portfolio

Corporate Bonds (49.7%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Keysight Technologies, Inc.
3.300%, 10/30/19 b	1,735,000	1,739
Martin Marietta Materials, Inc.
3.133%, (ICE LIBOR USD 3 Month plus 0.500%), 12/20/19	295,000	295
3.313%, (ICE LIBOR USD 3 Month plus 0.650%), 5/22/20	150,000	150
Northrop Grumman Corp.
2.080%, 10/15/20	750,000	743
Packaging Corp. of America
2.450%, 12/15/20	270,000	268
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.500%, 6/15/19 144A	240,000	240
3.200%, 7/15/20 144A	795,000	797
3.300%, 4/1/21 144A	90,000	90
3.650%, 7/29/21 144A	180,000	182
Republic Services, Inc.
5.500%, 9/15/19	250,000	253
Rockwell Collins, Inc.
1.950%, 7/15/19	205,000	204
Roper Technologies, Inc.
3.000%, 12/15/20	785,000	787
3.650%, 9/15/23	125,000	128
SMBC Aviation Capital Finance DAC
4.125%, 7/15/23 144A	200,000	204
Union Pacific Corp.
3.200%, 6/8/21	565,000	571
United Technologies Corp.
3.333%, (ICE LIBOR USD 3 Month plus 0.650%), 8/16/21	355,000	355
Vulcan Materials Co.
3.211%, (ICE LIBOR USD 3 Month plus 0.600%), 6/15/20	365,000	364
3.276%, (ICE LIBOR USD 3 Month plus 0.650%), 3/1/21	760,000	759

Total		15,432

Real Estate (0.6%)
SBA Tower Trust
2.877%, 7/10/46 144A	155,000	153
2.898%, 10/15/44 144A	335,000	335
3.156%, 10/10/45 144A	635,000	635
3.168%, 4/9/47 144A	390,000	388
3.448%, 3/15/23 144A	415,000	418

Total		1,929

Technology (1.5%)
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.375%, 1/15/20	750,000	746
3.000%, 1/15/22	700,000	697
DXC Technology Co.
2.875%, 3/27/20	445,000	445
3.576%, (ICE LIBOR USD 3 Month plus 0.950%), 3/1/21	677,000	677
Fidelity National Information Services, Inc.
2.250%, 8/15/21	490,000	481
3.625%, 10/15/20	120,000	121
Hewlett Packard Enterprise Co.
2.100%, 10/4/19 144A	280,000	279

Corporate Bonds (49.7%)	Shares/ Par +	Value $ (000’s)
Technology continued
International Business Machines Corp.
2.500%, 1/27/22	145,000	144
2.875%, 11/9/22	155,000	156
Microchip Technology, Inc.
3.922%, 6/1/21 144A	395,000	399
NXP BV / NXP Funding LLC
4.125%, 6/1/21 144A	200,000	204
Xerox Corp.
5.625%, 12/15/19	525,000	532

Total		4,881

Utilities (2.8%)
American Electric Power Co., Inc.
3.650%, 12/1/21	85,000	87
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	295,000	302
CenterPoint Energy, Inc.
3.600%, 11/1/21	215,000	218
Dominion Energy, Inc.
2.579%, 7/1/20	355,000	353
Dominion Resources, Inc.
2.962%, 7/1/19	145,000	145
5.200%, 8/15/19	150,000	151
Duke Energy Corp.
3.550%, 9/15/21	155,000	157
Edison International
2.125%, 4/15/20	541,000	537
2.400%, 9/15/22	250,000	232
EDP Finance BV
4.125%, 1/15/20 144A	205,000	206
4.900%, 10/1/19 144A	810,000	817
Enel Finance International NV
2.875%, 5/25/22 144A	535,000	526
4.250%, 9/14/23 144A	400,000	409
ENN Energy Holdings, Ltd.
3.250%, 10/23/19 144A §	400,000	400
6.000%, 5/13/21 144A	200,000	210
Exelon Generation Co. LLC
2.950%, 1/15/20	415,000	414
5.200%, 10/1/19	21,000	21
FirstEnergy Corp.
2.850%, 7/15/22	320,000	318
NextEra Energy Capital Holdings, Inc.
2.300%, 4/1/19	165,000	165
3.179%, (ICE LIBOR USD 3 Month plus 0.550%), 8/28/21	610,000	609
PNM Resources, Inc.
3.250%, 3/9/21	465,000	465
San Diego Gas & Electric Co.
1.914%, 2/1/22	92,144	90
Sempra Energy
1.625%, 10/7/19	163,000	162
2.875%, 10/1/22	265,000	261
3.287%, (ICE LIBOR USD 3 Month plus 0.500%), 1/15/21	495,000	491
The Southern Co.
2.350%, 7/1/21	125,000	123

Short-Term Bond Portfolio

Corporate Bonds (49.7%)	Shares/ Par +	Value $ (000’s)
Utilities continued
State Grid Overseas Investment 2016, Ltd.
2.250%, 5/4/20 144A	1,030,000	1,022

Total		8,891

Total Corporate Bonds (Cost: $156,968)		157,358

Governments (15.1%)
Governments (15.1%)
US Treasury
1.375%, 9/15/20	555,000	547
1.375%, 5/31/21 b	5,580,000	5,476
1.625%, 11/30/20 b	9,280,000	9,174
1.875%, 12/15/20 b	6,845,000	6,794
2.375%, 3/15/22 b	6,310,000	6,339
2.500%, 1/15/22 b	1,525,000	1,536
2.500%, 2/15/22 b	1,550,000	1,562
2.625%, 12/15/21 b	3,240,000	3,273
2.750%, 9/30/20 b	1,515,000	1,524
2.875%, 10/31/20 b	6,760,000	6,816
2.875%, 10/15/21 b	4,535,000	4,605

Total		47,646

Total Governments (Cost: $47,572)		47,646

Municipal Bonds (0.1%)
Municipal Bonds (0.1%)
Florida State Board of Administration Finance Corp.
2.163%, 7/1/19	475,000	475

Total Municipal Bonds (Cost: $475)		475

Structured Products (34.9%)
Asset Backed Securities (17.9%)
Allegro CLO III, Ltd., Series 2015-1A, Class AR
3.611%, (ICE LIBOR USD 3 Month plus 0.840%), 7/25/27 144A	585,000	582
Ally Auto Receivables Trust, Series 2015-2, Class C
2.410%, 1/15/21 144A	505,000	505
Ally Auto Receivables Trust, Series 2016-1, Class D
2.840%, 9/15/22	180,000	180
Ally Auto Receivables Trust, Series 2017-2, Class C
2.460%, 9/15/22	70,000	70
Ally Auto Receivables Trust, Series 2017-2, Class D
2.930%, 11/15/23	95,000	94
Ally Master Owner Trust, Series 2018-4, Class A
3.300%, 7/17/23	300,000	304
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class D
3.130%, 10/8/20	383,929	384
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class E
3.720%, 3/8/22 144A	170,000	170

Structured Products (34.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C
2.470%, 11/9/20	10,549	11
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class E
3.660%, 3/8/22	150,000	150
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class D
3.000%, 6/8/21	245,000	245
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D
3.340%, 8/8/21	310,000	311
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C
2.890%, 1/10/22 b	1,120,000	1,120
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D
2.710%, 9/8/22	380,000	379
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A3
1.530%, 7/8/21	164,172	164
Americredit Automobile Receivables Trust, Series 2016-4, Class D
2.740%, 12/8/22	510,000	508
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C
2.710%, 8/18/22	175,000	175
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D
3.130%, 1/18/23	620,000	621
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B
2.240%, 6/19/23	185,000	184
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C
2.690%, 6/19/23	195,000	194
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D
3.820%, 3/18/24	790,000	804
Americredit Automobile Receivables Trust, Series 2018-3, Class A3
3.380%, 7/18/23	760,000	769
ARI Fleet Lease Trust, Series 2017-A, Class A2
1.910%, 4/15/26 144A	61,304	61
ARI Fleet Lease Trust, Series 2017-A, Class A3
2.280%, 4/15/26 144A	700,000	695
ARI Fleet Lease Trust, Series 2018-A, Class A2
2.550%, 10/15/26 144A	358,240	358
Ascentium Equipment Receivables Trust LLC, Series 2017-1A, Class A3
2.290%, 6/10/21 144A	141,203	141
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A
2.460%, 7/20/20 144A	103,333	103
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A
2.500%, 2/20/21 144A b	1,155,000	1,152

Short-Term Bond Portfolio

Structured Products (34.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A
2.500%, 7/20/21 144A	415,000	413
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A
2.990%, 6/20/22 144A	440,000	441
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A
2.970%, 3/20/24 144A	425,000	424
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class B
3.700%, 3/20/23 144A	120,000	121
Babson CLO, Ltd., Series 2017-IA, Class AR
3.561%, (ICE LIBOR USD 3 Month plus 0.800%), 1/20/28 144A	730,000	724
Barlays Dryrock Issuance Trust, Series 2018-1, Class A
2.814%, (ICE LIBOR USD 1 Month plus 0.330%), 7/15/24 b	1,100,000	1,097
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A
3.500%, (AFC), 1/28/58 144A	652,902	655
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A
3.500%, (AFC), 6/28/57 144A	566,449	568
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A
3.500%, (AFC), 1/28/55 144A	196,744	197
BlueMountain CLO, Series 2015-2, Class A
3.710%, (ICE LIBOR USD 3 Month plus 0.930%), 7/18/27 144A	750,000	746
California Republic Auto Receivables Trust, Series 2015-1, Class B
2.510%, 2/16/21	130,000	130
Capital Auto Receivables Asset Trust, Series 2016-2, Class A4
1.630%, 1/20/21	148,036	148
Capital Auto Receivables Asset Trust, Series 2016-3, Class A3
1.540%, 8/20/20	4,793	5
Capital Auto Receivables Asset Trust, Series 2017-1, Class B
2.430%, 5/20/22 144A	70,000	70
Capital Auto Receivables Asset Trust, Series 2017-1, Class C
2.700%, 9/20/22 144A	115,000	114
Capital Auto Receivables Asset Trust, Series 2018-1, Class D
3.700%, 6/20/25 144A	575,000	577
Capital Auto Receivables Asset Trust, Series 2018-2, Class B
3.480%, 10/20/23 144A	180,000	182
Capital Auto Receivables Asset Trust, Series 2018-2, Class C
3.690%, 12/20/23 144A	225,000	227
Carlyle Global Market Strategies, Series 2015-1A, Class AR
3.761%, (ICE LIBOR USD 3 Month plus 1.000%), 4/20/27 144A	425,000	425

Structured Products (34.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Carlyle Global Market Strategies, Series 2015-3A, Class A1R
3.765%, (ICE LIBOR USD 3 Month plus 1.000%), 7/28/28 144A	760,000	758
CarMax Auto Owner Trust, Series 2015-3, Class D
3.270%, 3/15/22	220,000	220
CarMax Auto Owner Trust, Series 2015-4, Class D
3.000%, 5/16/22	110,000	110
CarMax Auto Owner Trust, Series 2016-2, Class A3
1.520%, 2/16/21	99,862	99
CarMax Auto Owner Trust, Series 2016-4, Class A3
1.400%, 8/15/21	251,385	249
CarMax Auto Owner Trust, Series 2017-4, Class C
2.700%, 10/16/23	95,000	94
CCG Receivables Trust, Series 2016-1, Class A2
1.690%, 9/14/22 144A	28,384	28
CCG Receivables Trust, Series 2017-1, Class A2
1.840%, 11/14/23 144A	115,397	115
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3
1.640%, 7/15/21 144A	45,049	45
CNH Equipment Trust, Series 2015-C, Class B
2.400%, 2/15/23	570,000	569
Cole Park CLO, Ltd., Series 2015-1A, Class AR
3.811%, (ICE LIBOR USD 3 Month plus 1.050%), 10/20/28 144A	760,000	759
Diamond Resorts Owner Trust, Series 2015-2, Class A
2.990%, 5/22/28 144A	42,450	42
Elara HGV Timeshare Issuer, Series 2017-A, Class A
2.690%, 3/25/30 144A	128,267	127
Enterprise Fleet Financing LLC, Series 2016-2, Class A2
1.740%, 2/22/22 144A	102,937	103
Enterprise Fleet Financing LLC, Series 2017-1, Class A2
2.130%, 7/20/22 144A	85,165	85
Enterprise Fleet Financing LLC, Series 2017-2, Class A2
1.970%, 1/20/23 144A	90,205	90
Enterprise Fleet Financing LLC, Series 2017-3, Class A2
2.130%, 5/22/23 144A	489,326	487
Enterprise Fleet Financing LLC, Series 2017-3, Class A3
2.360%, 5/20/23 144A	195,000	192
Enterprise Fleet Financing LLC, Series 2018-1, Class A2
2.870%, 10/20/23 144A	305,489	306

Short-Term Bond Portfolio

Structured Products (34.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Enterprise Fleet Financing LLC, Series 2018-2, Class A2
3.140%, 2/20/24 144A	410,000	412
Enterprise Fleet Financing LLC, Series 2019-1, Class A2
2.980%, 10/22/24 144A	270,000	270
Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Class B
1.750%, 7/15/21	190,000	189
Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class B
2.340%, 9/15/22 b	1,265,000	1,254
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class B
2.160%, 11/15/21	410,000	408
GM Financial Automobile Leasing Trust, Series 2016-3, Class B
1.970%, 5/20/20	225,000	225
GM Financial Automobile Leasing Trust, Series 2017-1, Class A4
2.260%, 8/20/20	75,000	75
GM Financial Automobile Leasing Trust, Series 2017-3, Class A4
2.120%, 9/20/21	115,000	114
GM Financial Automobile Leasing Trust, Series 2017-3, Class C
2.730%, 9/20/21	140,000	139
GM Financial Automobile Leasing Trust, Series 2018-1, Class C
3.110%, 12/20/21	200,000	200
GM Financial Automobile Leasing Trust, Series 2018-1, Class D
3.370%, 10/20/22	480,000	479
GM Financial Automobile Leasing Trust, Series 2018-2, Class A
3.500%, 4/20/22	220,000	221
GM Financial Automobile Leasing Trust, Series 2019-1, Class C
3.560%, 12/20/22	400,000	403
GM Financial Securitized Term, Series 2017-3A, Class C
2.520%, 3/16/23 144A	475,000	471
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B
2.410%, 5/17/21 144A	125,000	125
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class C
2.850%, 5/17/21 144A	100,000	100
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class C
2.970%, 1/18/22 144A	260,000	260
GMF Floorplan Owner Revolving Trust, Series 2017-2, Class C
2.630%, 7/15/22 144A	170,000	169
GMF Floorplan Owner Revolving Trust, Series 2017-3, Class B
2.260%, 8/16/21 144A	715,000	713
GMF Floorplan Owner Revolving Trust, Series 2017-3, Class C
2.460%, 8/16/21 144A	855,000	853

Structured Products (34.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
GMF Floorplan Owner Revolving Trust, Series 2018-4, Class A1
3.500%, 9/15/23 144A	670,000	682
Golub Capital Partners CLO, Series 2018-39A, Class A1
3.610%, (ICE LIBOR USD 3 Month plus 1.150%), 10/20/28 144A	440,000	438
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A3
2.060%, 6/22/20 144A	59,188	59
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A3
2.600%, 6/15/21 144A	185,000	185
Halcyon Loan Advisors Funding, Ltd., Series 2014-3A, Class B1R
3.060%, (ICE LIBOR USD 3 Month plus 1.700%), 10/22/25 144A	345,000	344
Hardee’s Funding LLC, Series 1A, Class AI
4.250%, 6/21/48 144A	438,100	443
Hilton Grand Vacations Trust, Series 2017-AA, Class A
2.660%, 12/26/28 144A	95,229	94
Hilton Grand Vacations Trust, Series 2017-AA, Class B
2.960%, (EXE), 12/26/28 144A	54,417	54
Huntington Auto Trust, Series 2016-1, Class A4
1.930%, 4/15/22	325,000	323
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A4
1.650%, 7/15/20 144A	88,607	89
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class B
1.860%, 5/17/21 144A	320,000	320
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3
1.970%, 7/15/20 144A	500,000	499
Hyundai Auto Receivables Trust, Series 2017-A, Class B
2.380%, 4/17/23	150,000	149
John Deere Owner Trust, Series 2016-A, Class A3
1.360%, 4/15/20	14,390	14
KKR Financial CLO, Ltd., Series 2013, Class A1R
3.579%, (ICE LIBOR USD 3 Month plus 0.800%), 1/16/28 144A	755,000	748
Kubota Credit Owner Trust, Series 2016-1A, Class A3
1.500%, 7/15/20 144A	229,344	228
Madison Park Funding, Ltd., Series 2015-18A, Class A1R
3.951%, (ICE LIBOR USD 3 Month plus 1.190%), 10/21/30 144A	690,000	688
Magnetite XVI, Ltd., Series 2015-16A, Class AR
3.580%, (ICE LIBOR USD 3 Month plus 0.800%), 1/18/28 144A	980,000	974
Mill City Mortgage Loan Trust, Series 2016-1, Class A1
2.500%, (AFC), 4/25/57 144A	68,575	68

Short-Term Bond Portfolio

Structured Products (34.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Mill City Mortgage Loan Trust, Series 2017-2, Class A1
2.750%, (AFC), 7/25/59 144A	417,227	412
MVW Owner Trust, Series 2015-1A, Class A
2.520%, 12/20/32 144A	176,909	175
MVW Owner Trust, Series 2017-1A, Class A
2.420%, 12/20/34 144A	75,455	74
MVW Owner Trust, Series 2017-1A, Class B
2.750%, 12/20/34 144A	62,879	62
MVW Owner Trust, Series 2017-1A, Class C
2.990%, 12/20/34 144A	69,167	68
Navient Student Loan Trust, Series 2018-A, Class A1
2.530%, 2/18/42 144A	324,644	323
Neuberger Berman CLO, Ltd., Series 2015-19A, Class A1R2
3.587%, (ICE LIBOR USD 3 Month plus 0.800%), 7/15/27 144A	740,000	735
Neuberger Berman CLO, Ltd., Series 2017-16SA, Class A
3.637%, (ICE LIBOR USD 3 Month plus 0.850%), 1/15/28 144A	440,000	439
Nissan Auto Lease Trust, Series 2017-B, Class A4
2.170%, 12/15/21	290,000	289
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2
1.540%, 6/15/21	335,000	334
OCP CLO, Ltd., Series 2015-10A, Class A1R
3.585%, (ICE LIBOR USD 3 Month plus 0.820%), 10/26/27 144A	665,000	661
OZLM VIII, Ltd., Series 2014-8A, Class A1RR
3.625%, (ICE LIBOR USD 3 Month plus 1.170%), 10/17/29 144A	485,000	485
Planet Fitness Master Issuer L, Series 2018-1A, Class A2I
4.262%, 9/5/48 144A	557,200	566
Santander Drive Auto Receivables Trust, Series 2015-3, Class D
3.490%, 5/17/21	345,000	346
Santander Drive Auto Receivables Trust, Series 2015-4, Class D
3.530%, 8/16/21	240,000	241
Santander Drive Auto Receivables Trust, Series 2015-5, Class C
2.740%, 12/15/21	113,342	113
Santander Drive Auto Receivables Trust, Series 2015-5, Class D
3.650%, 12/15/21	345,000	347
Santander Drive Auto Receivables Trust, Series 2016-1, Class D
4.020%, 4/15/22	425,000	429
Santander Drive Auto Receivables Trust, Series 2016-3, Class C
2.460%, 3/15/22	274,000	273
Santander Drive Auto Receivables Trust, Series 2017-1, Class B
2.100%, 6/15/21	22,286	22
Santander Drive Auto Receivables Trust, Series 2017-1, Class C
2.580%, 5/16/22	65,000	65

Structured Products (34.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Santander Drive Auto Receivables Trust, Series 2017-3, Class B
2.190%, 3/15/22	365,000	364
Santander Drive Auto Receivables Trust, Series 2018-1, Class C
2.960%, 3/15/24	120,000	120
Santander Drive Auto Receivables Trust, Series 2018-4, Class B
3.270%, 1/17/23	310,000	311
Santander Drive Auto Receivables Trust, Series 2018-5, Class B
3.520%, 12/15/22	375,000	379
Santander Drive Auto Receivables Trust, Series 2019-1, Class B
3.210%, 9/15/23	180,000	181
Santander Retail Auto Lease Trust, Series 2017-A, Class C
2.960%, 11/21/22 144A	155,000	155
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A
2.400%, 3/22/32 144A	142,310	142
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A
2.580%, 9/20/32 144A	136,021	135
Sierra Receivables Funding Co. LLC, Series 2016-3A, Class A
2.430%, 10/20/33 144A	174,531	173
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A
2.910%, 3/20/34 144A	50,592	50
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A
2.430%, 6/20/32 144A	70,924	70
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A
3.080%, 3/21/33 144A	190,334	190
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A
2.330%, 7/20/33 144A	53,784	53
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A
3.200%, 1/20/36 144A	275,000	277
SLM Private Education Loan Trust, Series 2013-A, Class B
2.500%, 3/15/47 144A	576,334	576
SLM Student Loan Trust, Series 2007-7, Class A4
3.101%, (ICE LIBOR USD 3 Month plus 0.330%), 1/25/22	223,525	220
SLM Student Loan Trust, Series 2008-5, Class A4
4.471%, (ICE LIBOR USD 3 Month plus 1.700%), 7/25/23	102,829	104
SLM Student Loan Trust, Series 2008-9, Class A
4.271%, (ICE LIBOR USD 3 Month plus 1.500%), 4/25/23	75,066	76
SMB Private Education Loan Trust, Series 2014-A, Class A3
3.984%, (ICE LIBOR USD 1 Month plus 1.500%), 4/15/32 144A	665,000	677

Short-Term Bond Portfolio

Structured Products (34.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2015-A, Class A2B
3.484%, (ICE LIBOR USD 1 Month plus 1.000%), 6/15/27 144A	175,831	177
SMB Private Education Loan Trust, Series 2016-C, Class A2B
3.584%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	644,811	648
SMB Private Education Loan Trust, Series 2018-B, Class A2B
3.204%, (ICE LIBOR USD 1 Month plus 0.720%), 1/15/37 144A	670,000	667
Synchrony Credit Card Master Note Trust, Series 2015-1, Class B
2.640%, 3/15/23	250,000	249
Synchrony Credit Card Master Note Trust, Series 2015-4, Class B
2.620%, 9/15/23	305,000	303
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C
2.950%, 5/15/24	522,306	518
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C
3.360%, 3/15/24	445,000	444
Towd Point Mortgage Trust, Series 2015-1, Class A1
3.000%, (AFC), 1/28/58 144A	215,707	213
Towd Point Mortgage Trust, Series 2015-4, Class A1B
2.750%, (AFC), 4/25/55 144A	177,394	176
Towd Point Mortgage Trust, Series 2015-5, Class A1B
2.750%, (AFC), 5/25/55 144A	176,270	175
Towd Point Mortgage Trust, Series 2016-1, Class A1B
2.750%, (AFC), 2/25/55 144A	89,786	89
Towd Point Mortgage Trust, Series 2016-1, Class A3B
3.000%, (AFC), 2/25/55 144A	124,939	124
Towd Point Mortgage Trust, Series 2016-2, Class A1A
2.750%, (AFC), 8/25/55 144A	88,671	88
Towd Point Mortgage Trust, Series 2016-3, Class A1
2.250%, (AFC), 4/25/56 144A	66,179	65
Towd Point Mortgage Trust, Series 2017-1, Class A1
2.750%, (AFC), 10/25/56 144A	348,077	344
Towd Point Mortgage Trust, Series 2017-2, Class A1
2.750%, (AFC), 4/25/57 144A	225,487	223
Towd Point Mortgage Trust, Series 2017-3, Class A1
2.750%, (AFC), 7/25/57 144A	498,118	490
Towd Point Mortgage Trust, Series 2017-4, Class A1
2.750%, (AFC), 6/25/57 144A	254,243	250
Towd Point Mortgage Trust, Series 2017-6, Class A1
2.750%, (AFC), 10/25/57 144A	920,070	903

Structured Products (34.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Towd Point Mortgage Trust, Series 2018-2, Class A1
3.250%, (AFC), 3/25/58 144A b	1,165,422	1,162
Towd Point Mortgage Trust, Series 2018-5, Class A1A
3.250%, (AFC), 8/25/58 144A	863,779	861
Verizon Owner Trust, Series 2016-2A, Class A
1.680%, 5/20/21 144A	306,554	305
Verizon Owner Trust, Series 2016-2A, Class C
2.360%, 5/20/21 144A	270,000	268
Verizon Owner Trust, Series 2017-1A, Class C
2.650%, 9/20/21 144A	150,000	149
Verizon Owner Trust, Series 2017-3A, Class C
2.530%, 4/20/22 144A	550,000	546
Verizon Owner Trust, Series 2018-1A, Class C
3.200%, 9/20/22 144A	450,000	452
Volvo Financial Equipment LLC, Series 2016-1A, Class A3
1.670%, 2/18/20 144A	9,242	9
Volvo Financial Equipment LLC, Series 2018-1A, Class B
2.910%, 1/17/23 144A	210,000	211
Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A
2.984%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/22 144A	115,000	115
Wheels SPV 2 LLC, Series 2016-1A, Class A2
1.590%, 5/20/25 144A	6,979	7
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class B
3.060%, 5/15/23	130,000	130

Total		56,728

Mortgage Securities (17.0%)
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1
3.667%, (AFC), 3/25/49 144A	525,000	525
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1
4.157%, (AFC), 3/25/49 144A	270,000	273
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A
3.414%, (1 Month LIBOR plus 0.930%), 12/15/36 144A	520,000	518
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A
3.334%, (1 Month LIBOR plus 0.850%), 9/15/34 144A	460,000	458
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A1
1.957%, 2/15/50	99,260	98
BANK, Series 2017-BNK4, Class A1
2.002%, 5/15/50	403,379	399
BX Trust, Series 2017-IMC, Class B
3.884%, (1 Month LIBOR plus 1.400%), 10/15/32 144A	695,000	692

Short-Term Bond Portfolio

Structured Products (34.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
BX Trust, Series 2017-IMC, Class D
4.734%, (1 Month LIBOR plus 2.250%), 10/15/32 144A	225,000	224
BX Trust, Series 2018-IND, Class A
3.234%, (1 Month LIBOR plus 0.750%), 11/15/35 144A	396,618	396
CD Mortgage Trust, Series 2016-CD2, Class A1
1.848%, 11/10/49	477,677	472
CD Mortgage Trust, Series 2017-CD3, Class A1
1.965%, 2/10/50	99,741	99
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A1
1.353%, 2/10/48	4,772	5
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A1
1.637%, 6/10/48	77,224	77
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A1
1.643%, 9/10/58	163,983	163
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A1
1.648%, 9/15/48	53,928	54
CLNS Trust, Series 2017-IKPR, Class A
3.293%, (1 Month LIBOR plus 0.800%), 6/11/32 144A	240,000	239
CLNS Trust, Series 2017-IKPR, Class B
3.493%, (1 Month LIBOR plus 1.000%), 6/11/32 144A	365,000	364
COLT Funding LLC, Series 2017-1, Class A1
2.614%, (AFC), 5/27/47 144A	159,037	158
COLT Funding LLC, Series 2017-1, Class A3
3.074%, (AFC), 5/27/47 144A	27,901	28
COLT Funding LLC, Series 2017-2, Class A1A
2.415%, (AFC), 10/25/47 144A	236,777	236
COLT Funding LLC, Series 2017-2, Class A2A
2.568%, (AFC), 10/25/47 144A	100,241	100
COLT Funding LLC, Series 2017-2, Class A3A
2.773%, (AFC), 10/25/47 144A	43,208	43
COLT Funding LLC, Series 2018-3, Class A2
3.763%, (AFC), 10/26/48 144A	237,419	238
COLT Mortgage Loan Trust, Series 2018-1, Class A1
2.930%, (AFC), 2/25/48 144A	102,097	102
COLT Mortgage Loan Trust, Series 2018-1, Class A3
3.084%, (AFC), 2/25/48 144A	45,376	45
COLT Mortgage Loan Trust, Series 2018-2, Class A1
3.470%, (AFC), 7/27/48 144A	762,402	763
COLT Mortgage Loan Trust, Series 2018-2, Class A2
3.542%, (AFC), 7/27/48 144A	277,527	278
COLT Mortgage Loan Trust, Series 2018-4, Class A1
4.006%, (AFC), 12/28/48 144A	499,843	503
COLT Mortgage Loan Trust, Series 2019-2, Class A1
3.337%, (AFC), 5/25/49 144A	380,000	380

Structured Products (34.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A1
1.737%, 8/10/48	129,871	129
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class A2
3.221%, 10/10/48	605,000	607
Commercial Mortgage Pass Through Certificates, Series 2015-PC1, Class A1
1.667%, 7/10/50	86,978	87
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A1
1.770%, 2/10/49	17,034	17
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A1
2.111%, 9/10/50	131,094	130
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1
1.684%, 4/15/50	9,894	10
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1
1.716%, 8/15/48	113,157	112
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class A1
1.746%, 11/15/48	27,217	27
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A1
2.024%, 9/15/50	76,430	75
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3
3.485%, (CSTR, AFC), 12/26/46 144A	54,335	54
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1
2.577%, (CSTR, AFC), 10/25/47 144A	254,667	253
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A2
2.711%, (CSTR, AFC), 10/25/47 144A	42,444	42
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A3
2.813%, (CSTR, AFC), 10/25/47 144A	42,444	42
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1
2.976%, (AFC), 1/25/58 144A	216,927	217
Deephaven Residential Mortgage Trust, Series 2018-3A, Class A3
3.963%, (AFC), 8/25/58 144A	83,923	84
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A1
3.743%, (AFC), 1/25/59 144A	638,124	640
FDIC Guaranteed Notes Trust, Series 2010-S2, Class 2A
2.570%, 7/29/47 144A	86,927	87
Federal Home Loan Bank
2.625%, 5/28/20 b	2,240,000	2,245
Federal Home Loan Mortgage Corp.
3.500%, 3/1/46	88,541	91
5.500%, 5/1/22	65,907	68
6.000%, 9/1/34	2,313	3
6.000%, 2/1/35	46,919	51
6.000%, 9/1/35	15,757	17
6.000%, 1/1/38	2,471	3

Short-Term Bond Portfolio

Structured Products (34.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1
3.690%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/29	169,893	171
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1
3.690%, (ICE LIBOR USD 1 Month plus 1.200%), 10/25/29	570,288	573
Federal Home Loan Mortgage Corp., Series 2017-HQA1, Class M1
3.690%, (ICE LIBOR USD 1 Month plus 1.200%), 8/25/29	325,466	326
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M1
3.290%, (ICE LIBOR USD 1 Month plus 0.800%), 12/25/29	162,292	162
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1
3.864%, (CSTR), 5/25/47 144A	105,003	106
Federal Home Loan Mortgage Corp., Series 2017-SPI1, Class M1
3.981%, 9/25/47 144A	45,385	46
Federal Home Loan Mortgage Corp., Series 2018-DNA2, Class M1
3.290%, (ICE LIBOR USD 1 Month plus 0.800%), 12/25/30 144A	980,000	980
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Class M1
3.240%, (ICE LIBOR USD 1 Month plus 0.750%), 10/25/48 144A	430,000	430
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M1
3.819%, 5/25/48 144A	186,264	186
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class M1
4.167%, 8/25/48 144A	189,871	191
Federal Home Loan Mortgage Corp., Series 3713, Class PA
2.000%, 2/15/40	314,752	311
Federal Home Loan Mortgage Corp., Series 3718, Class BC
2.000%, 2/15/25	227,923	226
Federal Home Loan Mortgage Corp., Series 4092, Class CL
1.250%, 6/15/27	966,049	925
Federal Home Loan Mortgage Corp., Series DNA3, Class M1
3.240%, (ICE LIBOR USD 1 Month plus 0.750%), 3/25/30	373,665	373
Federal National Mortgage Association
1.500%, 7/30/20 b	1,310,000	1,295
2.500%, 10/1/22	374,695	373
2.500%, 12/1/22	96,209	96
3.000%, 6/1/22	97,947	99
3.000%, 4/1/24	280,765	286
3.500%, 5/1/27	655,442	672
3.500%, 6/1/32	28,984	30
3.500%, 5/1/33	294,153	301
3.500%, 4/1/46	908,945	925
3.500%, 2/1/48	242,508	246
4.000%, 6/1/33	311,847	321

Structured Products (34.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.000%, 8/1/47 b	1,213,112	1,254
4.000%, 7/1/48	918,078	947
4.500%, 5/1/40	137,667	146
4.500%, 9/1/40	127,873	135
4.500%, 2/1/44	456,732	481
4.500%, 9/1/48	140,382	147
5.000%, 10/1/33	165,719	178
5.000%, 5/1/48	346,976	367
5.000%, 9/1/48	311,867	330
5.000%, 2/1/49	474,761	503
5.500%, 8/1/37	93,395	103
5.500%, 2/1/38	348,048	383
6.000%, 8/1/22	31,423	32
6.000%, 3/1/34	78,567	87
6.000%, 8/1/34	220,976	244
6.000%, 11/1/34	8,427	9
6.000%, 12/1/34	2,734	3
6.000%, 4/1/35	5,141	6
6.000%, 5/1/38	3,518	4
6.000%, 10/1/40	177,434	196
6.500%, 7/1/32	25,340	29
6.500%, 12/1/32	29,545	33
Federal National Mortgage Association, Series 2010-95, Class BK
1.500%, 2/25/20	42,243	42
Federal National Mortgage Association, Series 2011-113, Class AG
2.500%, 11/25/26	187,241	185
Federal National Mortgage Association, Series 2013-74, Class AD
2.000%, 7/25/23	219,133	217
Federal National Mortgage Association, Series 2016-83, Class FA
2.986%, (1 Month LIBOR plus 0.500%), 11/25/46	304,313	305
Federal National Mortgage Association, Series 2016-85, Class FA
2.986%, (1 Month LIBOR plus 0.500%), 11/25/46	432,604	434
Federal National Mortgage Association, Series 2016-85, Class FG
2.986%, (1 Month LIBOR plus 0.500%), 11/25/46	470,708	471
Federal National Mortgage Association, Series 2016-C07, Class 2M1
3.790%, (ICE LIBOR USD 1 Month plus 1.300%), 5/25/29	34,411	34
Federal National Mortgage Association, Series 2017-90, Class KA
3.000%, 11/25/47	442,688	449
Federal National Mortgage Association, Series 2017-C01, Class 1M1
3.790%, (ICE LIBOR USD 1 Month plus 1.300%), 7/25/29	167,891	169
Federal National Mortgage Association, Series 2017-C02, Class 2M1
3.640%, (ICE LIBOR USD 1 Month plus 1.150%), 9/25/29	306,501	307

Short-Term Bond Portfolio

Structured Products (34.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2017-C03, Class 1M1
3.440%, (ICE LIBOR USD 1 Month plus 0.950%), 10/25/29	379,403	380
Federal National Mortgage Association, Series 2017-C04, Class 2M1
3.340%, (ICE LIBOR USD 1 Month plus 0.850%), 11/25/29	267,507	268
Federal National Mortgage Association, Series 2017-C05, Class 1M1
3.040%, (ICE LIBOR USD 1 Month plus 0.550%), 1/25/30	339,462	339
Federal National Mortgage Association, Series 2017-C06, Class 1M1
3.240%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/30	279,590	280
Federal National Mortgage Association, Series 2017-C06, Class 2M1
3.240%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/30	125,811	126
Federal National Mortgage Association, Series 2018-44, Class PC
4.000%, 6/25/44 b	1,098,557	1,133
Federal National Mortgage Association, Series 2018-C02, Class 2M1
3.140%, (ICE LIBOR USD 1 Month plus 0.650%), 8/25/30	199,792	200
Federal National Mortgage Association, Series 2018-C03, Class 1M1
3.170%, (ICE LIBOR USD 1 Month plus 0.680%), 10/25/30	507,610	507
Federal National Mortgage Association, Series 2018-C05, Class 1M1
3.210%, (ICE LIBOR USD 1 Month plus 0.720%), 1/25/31	458,980	459
Galton Funding Mortgage Trust, Series 2018-1, Class A33
3.500%, (AFC), 11/25/57 144A	318,035	315
Galton Funding Mortgage Trust, Series 2019-1, Class A32
4.000%, (AFC), 2/25/59 144A	323,660	322
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM
5.614%, (CSTR), 7/10/38	136,179	137
Government National Mortgage Association
3.500%, 12/20/42	8,758	9
3.500%, 9/20/43	127,264	130
4.000%, 12/20/48	59,564	62
5.000%, 3/20/34	468,970	502
5.000%, 1/20/48	159,594	167
5.000%, 2/20/48	917,853	962
5.000%, 8/20/48 b	1,806,376	1,894
5.000%, 12/20/48	144,022	151
5.500%, 6/20/37	109,677	119
5.500%, 9/15/45	326,899	358
5.500%, 3/20/48	105,926	112
Government National Mortgage Association, Series 2018-122, Class FE
2.788%, (1 Month LIBOR plus 0.300%), 9/20/48	128,131	127

Structured Products (34.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2019-21, Class FL
2.948%, (1 Month LIBOR plus 0.450%), 2/20/49	149,480	149
Government National Mortgage Association, Series 2019-23, Class NF
2.960%, (1 Month LIBOR plus 0.450%), 2/20/49	119,735	120
Great Wolf Trust, Series 2017-WOLF, Class A
3.484%, (1 Month LIBOR plus 0.850%), 9/15/34 144A	310,000	309
Great Wolf Trust, Series 2017-WOLF, Class C
3.954%, (1 Month LIBOR plus 1.320%), 9/15/34 144A	455,000	454
GS Mortgage Securities Corp. Trust, Series 2018-FBLU, Class A
3.440%, (1 Month LIBOR plus 0.950%), 11/15/35 144A	290,000	289
GS Mortgage Securities Corp. Trust, Series 2018-FBLU, Class D
4.484%, (1 Month LIBOR plus 2.000%), 11/15/35 144A	150,000	149
GS Mortgage Securities Trust, Series 2014-EB1A, Class 2A1
2.456%, (CSTR), 7/25/44 144A	45,450	45
GS Mortgage Securities Trust, Series 2015-GC28, Class A1
1.528%, 2/10/48	29,030	29
GS Mortgage Securities Trust, Series 2015-GC32, Class A1
1.593%, 7/10/48	70,719	70
GS Mortgage Securities Trust, Series 2016-GS3, Class A1
1.429%, 10/10/49	50,855	50
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1
3.766%, (AFC), 6/25/48 144A	385,256	389
Homeward Opportunities Fund I Trust, Series 2018-1, Class A2
3.897%, (AFC), 6/25/48 144A	311,484	314
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1
1.000%, (AFC), 1/25/59 144A	700,000	700
Homeward Opportunities Fund I Trust, Series 2019-1, Class A3
3.606%, (AFC), 1/25/59 144A	470,000	470
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A
3.184%, (1 Month LIBOR plus 0.700%), 1/15/33 144A	115,000	114
InTown Hotel Portfolio Trust, Series 2018-STAY, Class C
3.734%, (1 Month LIBOR plus 1.250%), 1/15/33 144A	100,000	99
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A1
1.413%, 2/15/48	30,598	30
MetLife Securitization Trust, Series 2017-1A, Class A
3.000%, (AFC), 4/25/55 144A	243,910	242

Short-Term Bond Portfolio

Structured Products (34.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS
4.110%, (AFC), 10/15/47	185,000	193
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A1
1.573%, 12/15/47	30,539	30
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A1
1.706%, 5/15/48	112,845	112
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1
1.389%, 9/15/49	87,199	86
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A1
1.638%, 5/15/48	111,778	111
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B
3.334%, (1 Month LIBOR plus 0.850%), 11/15/34 144A	365,000	363
Morgan Stanley Capital I Trust, Series 2017-CLS, Class C
3.484%, (1 Month LIBOR plus 1.000%), 11/15/34 144A	290,000	289
New Residential Funding LLC, Series 2018-NQM1, Class A1
3.986%, (AFC), 11/25/48 144A	671,652	686
RETL, Series 2019-RVP, Class A
3.634%, (1 Month LIBOR plus 1.150%), 3/15/36 144A	340,000	340
Sequoia Mortgage Trust, Series 2018-CH1, Class A11
3.500%, (AFC), 2/25/48 144A	558,421	563
Sequoia Mortgage Trust, Series 2018-CH2, Class A3
4.000%, (AFC), 6/25/48 144A	728,982	741
Sequoia Mortgage Trust, Series 2018-CH3, Class A19
4.500%, (AFC), 8/25/48 144A	194,529	199
Sequoia Mortgage Trust, Series 2018-CH4, Class A2
4.000%, (AFC), 10/25/48 144A	349,344	354
Slide, Series 2018-FUN, Class D
4.334%, (1 Month LIBOR plus 1.850%), 6/15/31 144A	379,832	380
STACR Trust, Series 2018-DNA3, Class M1
3.240%, (ICE LIBOR USD 1 Month plus 0.750%), 9/25/48 144A	370,000	370
STACR Trust, Series 2018-HRP2, Class M1
3.340%, (ICE LIBOR USD 1 Month plus 0.850%), 2/25/47 144A	175,000	175
STACR Trust, Series 2018-HRP2, Class M2
3.740%, (ICE LIBOR USD 1 Month plus 1.250%), 2/25/47 144A	340,000	341
Starvest Emerging Markets CBO, Series 2019-IMC1, Class A1
3.468%, (AFC), 4/25/49 144A	350,000	350
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ
5.482%, (CSTR), 8/15/39	22,810	23

Structured Products (34.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2018-1, Class A1
2.929%, (AFC), 2/25/48 144A	107,712	107
Verus Securitization Trust, Series 2018-2, Class A1
3.677%, (AFC), 6/1/58 144A	514,098	519
Verus Securitization Trust, Series 2018-2, Class A2
3.779%, (AFC), 6/1/58 144A	140,574	142
Verus Securitization Trust, Series 2018-2, Class A3
3.830%, (AFC), 6/1/58 144A	88,361	89
Verus Securitization Trust, Series 2018-3, Class A1
4.108%, (AFC), 10/25/58 144A	672,268	683
Verus Securitization Trust, Series 2019-1, Class A1
3.836%, (AFC), 2/25/59 144A	682,281	687
Verus Securitization Trust, Series 2019-INV1, Class A1
3.402%, (AFC), 12/25/59 144A	365,000	365
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A1
1.531%, 5/15/48	18,170	18
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2
3.020%, 7/15/58	530,000	529
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1
1.577%, 1/15/59	151,171	150
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1
1.441%, 10/15/49	31,775	32
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1
1.968%, 7/15/50	202,704	200
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A1
1.975%, 9/15/50	135,427	133
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B
4.697%, 4/15/45	385,000	398

Total		53,740

Total Structured Products (Cost: $110,607)		110,468

Short-Term Investments (0.8%)
Commercial Paper (0.3%)
AT&T, Inc.
0.000%, 5/28/19	765,000	761

Total		761

Short-Term Bond Portfolio

Short-Term Investments (0.8%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390%#	1,666,864	1,667

Total		1,667

Total Short-Term Investments (Cost: $2,428)		2,428

Total Investments (100.6%) (Cost: $318,050)@		318,375

Other Assets, Less Liabilities (-0.6%)		(2,056)

Net Assets (100.0%)		316,319

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Long	USD	2,300	23	6/19	$2,664	$23	$(5)
Ten-Year US Treasury Note Future	Short	USD	1,700	17	6/19	2,112	(30)	5
Two-Year US Treasury Note Future	Long	USD	70,400	352	6/19	75,009	256	(77)

							$249	$(77)

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$—	$5	$5	$—	$(82)	$(82)	$—

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the value of these securities (in thousands) was $98,963 representing 31.3% of the net assets.

b

Cash or securities with an aggregate value of $79,912 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2019.

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2019, the aggregate value of these securities was $3,728 (in thousands), representing 1.2% of net assets.

#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $318,050 and the net unrealized appreciation of investments based on that cost was $574 which is comprised of $1,493 aggregate gross unrealized appreciation and $919 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards  Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy  is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$475	$—
Corporate Bonds	—	157,358	—
Governments	—	47,646	—
Structured Products	—	110,468	—
Short-Term Investments
Money Market Funds	1,667	—	—
All Others	—	761	—
Other Financial Instruments^
Futures	279	—	—

Total Assets:	$1,946	$316,708	$—

Liabilities:
Other Financial Instruments^
Futures	(30)	—	—

Total Liabilities:	$(30)	$—	$—

^

Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand